Derivative Instruments and Hedging Activities (Fair Values of Derivative Instruments Designated as Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2012 Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member]	Jun. 30, 2012 Short-term Derivative Positions [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2012 Long-term Derivative Positions [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Long-term Derivative Positions [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Forward Contract Power [Member] Short-term Derivative Positions [Member] Other Prepayments and Current Assets [Member]	Jun. 30, 2011 Forward Contract Power [Member] Short-term Derivative Positions [Member] Other Prepayments and Current Assets [Member]	Dec. 31, 2011 Forward Contract Power [Member] Short-term Derivative Positions [Member] Other Current Liabilities [Member]	Jun. 30, 2011 Forward Contract Power [Member] Short-term Derivative Positions [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Forward Contract Power [Member] Long-term Derivative Positions [Member] Other Deferred Credit [Member]	Jun. 30, 2011 Forward Contract Power [Member] Long-term Derivative Positions [Member] Other Deferred Credit [Member]	Dec. 31, 2011 Forward Contract Power [Member] Long-term Derivative Positions [Member] Other Deferred Asset [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Long-term Derivative Positions [Member] Other Current Liabilities [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Long-term Derivative Positions [Member] Other Deferred Credit [Member]	Jun. 30, 2011 Interest Rate Swap [Member] Long-term Derivative Positions [Member] Other Deferred Credit [Member]	Jun. 30, 2011 Cash Flow Hedge [Member]	Dec. 31, 2011 Cash Flow Hedge [Member] Designated as Hedging Instrument [Member]	Jun. 30, 2011 Cash Flow Hedge [Member] Short-term Derivative Positions [Member]	Dec. 31, 2011 Cash Flow Hedge [Member] Short-term Derivative Positions [Member] Designated as Hedging Instrument [Member]	Jun. 30, 2011 Cash Flow Hedge [Member] Long-term Derivative Positions [Member]	Dec. 31, 2011 Cash Flow Hedge [Member] Long-term Derivative Positions [Member] Designated as Hedging Instrument [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Short-term Derivative Positions [Member]
Derivative Asset, Fair Value							$ 1.5	$ 1.8					$ 0.1
Derivative Fair Value Counterparty And Collateral Netting		15.8	12.9	11.3	4.5	7.5	(0.9)	(1.5)		2.4		3.1	(0.1)				3.5	0.7	0.9	(0.9)	2.6	1.6	5.4
Derivative Fair Value Counterparty And Collateral Netting, Liability											1.7
Derivative Liability, Fair Value, Not Offset Amount									(0.2)											0.4
Derivative Asset, Fair Value, Amount Not Offset Against Collateral							0.6
Derivative Liability, Fair Value	(32.8)								(0.2)	(2.9)	(2.6)	(4.6)			(32.5)	(39.5)
Derivative, Fair Value, Net		7.0		4.3	2.7			0.3		(0.5)		(1.5)				(39.5)	(41.2)	(33.7)	(0.2)	1.3	(41.0)	(35.0)
Derivative, Fair Value, Offset, Net		$ (8.8)	$ (7.4)	$ (7.0)	$ (1.8)	$ (4.4)					$ 0.9			$ 32.5			$ (44.7)	$ (33.0)	$ (1.1)		$ (43.6)	$ (33.4)	$ (3.0)